Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Columbia Disciplined Value Fund Institutional Class - CVQZX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	17.41%	11.76%	9.50%
Columbia Disciplined Value Fund Class C - RDCCX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	15.23%	10.66%	8.40%
Columbia Disciplined Value Fund Advisor Class - COLEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Columbia Disciplined Value Fund Class A - RLCAX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	10.50%	10.18%	8.58%
Without Sales Load [Member] | Columbia Disciplined Value Fund Class C - RDCCX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	16.23%	10.66%	8.40%
Without Sales Load [Member] | Columbia Disciplined Value Fund Class A - RLCAX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	17.19%	11.50%	9.22%
Advisor Class (a),(b) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	[1],[2]	17.43%	11.76%	9.47%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		14.80%	9.92%	8.96%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		21.50%	14.59%	12.86%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.